Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The following subsequent events were evaluated on January 22, 2025, the date the financial statements were issued.

Except as set forth below, there were no events that occurred subsequent to September 30, 2024 that require adjustment to or disclosure in the consolidated financial statements.

On October 17, 2024, Mr. Chengcai Qu resigned as a director, Chairman of the board of directors, Chairman of the compensation committee, Chairman of the nominating and corporate governance committee, and Chief Executive Officer of XChange TEC.INC (the “Company”), Mr. Zhichen Sun resigned as Chief Financial Officer of the Company, and Mr. Jiamin Chen resigned as a director of the Company. On the same day, the board of directors of the Company appointed Mr. Yong Zhang as a director, Chairman of the board of directors, Chairman of the compensation committee, Chairman of the nominating and corporate governance committee, and Chief Executive Officer of the Company, Ms. Jiaxing Chang as a director and Chief Financial Officer of the Company, and Mr. Yong Ma as the Head of Business of the Company. In addition, the board of directors removed Mr. Gang Xie as a director of the Company.

On October 24, 2024, Mr. Yong Zhang, Chairman of the Board of Directors and Chief Executive Officer of XChange TEC.INC (the “Company”), purchased at nominal consideration from Mr. Chengcai Qu, the then sole shareholder and sole director of Golden Stream Ltd. (“Golden Stream”) and former Chairman and Chief Executive Officer of the Company, all issued and outstanding ordinary shares held by Mr. Qu in Golden Stream. Effective October 24, 2024, Mr. Yong Zhang became the sole shareholder and sole director of Golden Stream. As of the date hereof, Golden Stream owns a total of 6,392,789,000,000 Class B ordinary shares, par value $0.0000001 per share, of the Company.

On December 12, 2024 and December 20, 2024, the Company issued 82,800,000,000,000 and 84,000,000,000,000 Class A Ordinary shares respectively in accordance with a Securities Purchase Agreement with VG dated on September 24, 2024.

On December 31 2024, the Company and the Sellers of Alpha Mind agreed to extend the maturity date of the Notes to June 30, 2025.

On January 10, 2025, Mr. Yong Zhang resigned as a director, Chairman of the board of directors, Chairman of the compensation committee, Chairman of the nominating and corporate governance committee, and Chief Executive Officer of the Company. On the same day, the board of directors of the Company appointed Mr. Zhichen Sun as a director, Chairman of the board of directors, Chairman of the compensation committee, Chairman of the nominating and corporate governance committee, and Chief Executive Officer of the Company,